Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Balance, beginning of year	$ 3,942	$ 4,068
Business acquisition (note 3)	1,171	0
Adjustment to goodwill on business acquisition	0	92
Goodwill included in dispositions	0	(29)
Reclassified to assets held for sale	0	(1)
Foreign exchange translation	(74)	(188)
Balance, end of year	$ 5,039	$ 3,942